INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
INCOME TAXES
Schedule of deferred tax assets
	2021	2020	2019
Deferred tax assets:
Canada	$-	$288	$763
Hong Kong	518	428	546
PRC	7,374	157	1,756
Sub-total	7,892	873	3,065
Less: Valuation allowance	(7,892)	(873)	(3,065)
Net deferred tax assets	$-	$-	$-